Annual Total Returns [BarChart] - Loomis Sayles Small Cap Core Portfolio - Class A	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	0.59%
Annual Return 2012	14.55%
Annual Return 2013	41.04%
Annual Return 2014	3.76%
Annual Return 2015	(1.50%)
Annual Return 2016	19.27%
Annual Return 2017	15.24%
Annual Return 2018	(11.07%)
Annual Return 2019	25.54%
Annual Return 2020	12.07%